Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net
Intangible Assets, Net

9. Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	As of December 31,
	2021	2022
Automotive Manufacturing Permission (Note 5)	647,174	647,174
Insurance Agent License	—	35,000
Indefinite‑lived intangible assets, net	647,174	682,174
Software	137,576	202,848
Patents	694	694
Definite‑lived intangible assets	138,270	203,542
Less: Accumulated amortization
Software	(33,290)	(52,402)
Patents	(694)	(694)
Accumulated amortization	(33,984)	(53,096)
Definite‑lived intangible assets, net	104,286	150,446
Total intangible assets, net	751,460	832,620

The newly acquired Insurance Agent License is considered to be an indefinite lived intangible asset and is carried at cost less any subsequent impairment loss. The Group believes, based upon regulatory precedent, that ongoing required license renewals (as approved by government authorities) is a normal activity, those providing the basis for the indefinite life assumption.

The Group recorded amortization expense of RMB8,985, RMB11,300 and RMB19,074 for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2022, amortization expenses related to intangible assets for future periods are estimated to be as follows:

As of December 31,
2023	21,310
2024	18,558
2025	16,500
2026	15,674
2027 and thereafter	78,404
Total	150,446